SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	7.2960	7.1135	6.4580
Average rate	7.0533	6.5532	6.5095